Other operating costs	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Other operating costs	4. Other operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

	Total
	2024	2023	2022
	£m	£m	£m
Depreciation, amortisation and impairment	2,061	1,984	1,830
Payroll costs	2,043	1,958	1,794
Purchases of electricity	1,497	2,055	1,280
Purchases of gas	1,289	2,516	1,666
Property and other taxes	1,279	1,302	1,202
UK electricity balancing costs	2,486	4,052	3,152
Other	4,553	3,682	3,215
Other operating costs	15,208	17,549	14,139
Provision for bad and doubtful debts	179	220	167
Total operating costs from continuing operations	15,387	17,769	14,306
Operating costs from continuing operations include:
Inventory consumed	408	723	436
Research and development expenditure	32	23	11
(a) Payroll costs

	2024	2023	2022
	£m	£m	£m
Wages and salaries[1]	3,206	2,971	2,563
Social security costs	256	244	201
Defined contribution scheme costs	129	98	81
Defined benefit pension costs	96	121	185
Share-based payments	37	46	38
Severance costs (excluding pension costs)	12	3	5
	3,736	3,483	3,073
Less: payroll costs capitalised	(1,693)	(1,525)	(1,279)
Total payroll costs from continuing operations	2,043	1,958	1,794
1.Included within wages and salaries are US other post-retirement benefit costs of £26 million (2023: £37 million; 2022: £39 million). For further information, refer to note 25.
(b) Number of employees

	31 March 2024	Monthly average 2024	31 March 2023	Monthly average 2023	31 March 2022	Monthly average 2022
UK	13,956	13,439	12,572	12,024	11,960	11,393
US	17,469	17,406	16,878	16,539	17,332	17,314
Total number of employees (continuing operations)	31,425	30,845	29,450	28,563	29,292	28,707
4. Other operating costs continued
(c) Key management compensation

	2024	2023	2022
	£m	£m	£m
Short-term employee benefits	7	7	7
Post-employment benefits	—	—	1
Share-based payments	5	6	5
Total key management compensation	12	13	13
Key management compensation relates to the Board, including the Executive Directors and Non-executive Directors, for the years presented.
(d) Auditor’s remuneration
Auditor’s remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2024	2023	2022
	£m	£m	£m
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements[1]	2.8	2.9	2.7
The auditing of accounts of any associate of the Company	8.8	9.0	8.9
Other services supplied[2]	7.3	7.4	7.3
	18.9	19.3	18.9
Total other services[3]
All other fees:
Other assurance services[4]	4.0	1.4	0.9
Other non-audit services not covered above	—	0.2	0.1
	4.0	1.6	1.0
Total auditor’s remuneration	22.9	20.9	19.9
1.Audit fees in each year represent fees for the audit of the Company’s financial statements for the years ended 31 March 2024, 2023 and 2022.
2.Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditor. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley Act), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2023, 2022 and 2021 respectively.
3.There were no tax compliance or tax advisory fees and no audit-related fees as described in Item 16C(b) of Form 20-F.
4.In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and reporting accountant services.
The Audit & Risk Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, reappointment, removal and oversight of the Company’s independent auditor. The Committee, under authority granted at the
AGM, also considers and approves the audit fees on behalf of the Board in accordance with the Competition and Markets Authority Audit Order
2014.
Certain services are prohibited from being performed by the external auditor under the Sarbanes-Oxley Act and the FRC’s 2019 Revised Ethical
Standard. Of the above services, none were prohibited.